Consolidated Statements of Changes in Equity - CLP ($) $ in Thousands	Issued Capital [Member]	Issuance Premium [Member]	Reserve for Exchange Differences in Foreign Currency Translation [Member]	Reserve for Cash Flow Hedges [Member]	Reserve for Gains and Losses for Defined Benefit Plans [Member]	Reserve for Gains and Losses on Remeasuring Available-for-Sale Financial Assets [Member]	Other Miscellaneous Reserves [Member]	Other Reserves Related to Assets Held for Sale and Disposal Groups [Member]	Total Other Reserves [Member]	Retained Earnings [Member]	Equity Attributable to Shareholders of the Parent Company [Member]	Non-controlling Interests [Member]	IFRS 9 [Member]	Total
Equity beginning balance at Dec. 31, 2016	$ 552,777,321	$ 85,511,492	$ 16,210,841	$ (123,499,401)		$ (1,033)	$ (32,188,067)	$ 2,722,113	$ (136,755,547)	$ 1,199,429,221	$ 1,700,962,487	$ 28,797,762		$ 1,729,760,249
Comprehensive income
NET INCOME										418,453,814	418,453,814	7,088,401		425,542,215
Other comprehensive income (loss)			(3,601,923)	71,170,367	$ 182,830	6			67,751,280		67,751,280	(87,763)		67,663,517
Comprehensive Income											486,205,094	7,000,638		493,205,732
Dividends										(220,047,710)	(220,047,710)	(8,302,174)		(228,349,884)
Increase (decrease) from other changes					(182,830)		(2,880,031)	(2,722,113)	(5,784,974)	182,830	(5,602,144)			(5,602,144)
Total changes in equity			(3,601,923)	71,170,367		6	(2,880,031)	$ (2,722,113)	61,966,306	198,588,934	260,555,240	(1,301,536)		259,253,704
Equity Ending balance at Dec. 31, 2017	552,777,321	85,511,492	12,608,918	(52,329,034)		(1,027)	(35,068,098)		(74,789,241)	1,398,018,155	1,961,517,727	27,496,226		1,989,013,953
Comprehensive income
NET INCOME										309,029,455	309,029,455	9,175,781		318,205,236
Other comprehensive income (loss)			(5,386,947)	(101,233,208)	(237,033)	(11)			(106,857,199)		(106,857,199)	(135,789)		(106,992,988)
Comprehensive Income											202,172,256	9,039,992		211,212,248
Dividends										(197,322,292)	(197,322,292)	(9,680,615)		(207,002,907)
Increase (decrease) from other changes					237,033		3,646,134		3,883,167	(237,033)	3,646,134	98,433		3,744,567
Total changes in equity			(5,386,947)	(101,233,208)		(11)	3,646,134		(102,974,032)	111,470,130	8,496,098	(542,191)		7,953,907
Equity Ending balance at Dec. 31, 2018	552,777,321	85,511,492	7,221,971	(153,562,242)		(1,038)	(31,421,964)		(177,763,273)	1,509,995,045	1,970,520,585	26,970,462		1,997,491,047
Comprehensive income
Charge to retained earnings, net of tax													$ 141,284
Increase (decrease) from changes in accounting policies										506,760	506,760	16,427		523,187
Initial Balance Re-expressed	552,777,321	85,511,492	12,608,918	(52,329,034)		(1,027)	(35,068,098)		(74,789,241)	1,398,524,915	1,962,024,487	27,512,653		1,989,537,140
NET INCOME										196,343,162	196,343,162	4,982,901		201,326,063
Other comprehensive income (loss)			(4,310,498)	(48,831,600)	(2,662,094)	(3)			(55,804,195)		(55,804,195)			(55,804,195)
Comprehensive Income											140,538,967	4,982,901		145,521,868
Dividends										(151,611,785)	(151,611,785)	(8,707,849)		(160,319,634)
Increase (decrease) from other changes					$ (2,662,094)		(4,327,485)		(6,989,579)	2,662,094	(4,327,485)	13,166,372		8,838,887
Total changes in equity			(4,310,498)	(48,831,600)		(3)	4,327,485		(48,814,616)	42,069,283	(6,745,333)	(16,891,320)		(23,636,653)
Equity Ending balance at Dec. 31, 2019	$ 552,777,321	$ 85,511,492	$ 2,911,473	$ (202,393,842)		$ (1,041)	$ (27,094,479)		$ (226,577,889)	$ 1,552,064,328	$ 1,963,775,252	$ 10,079,142		$ 1,973,854,394